35. Fee and commission expense (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fee and commission expense [abstract]
Commissions assigned to third parties	[1]	R$ 2,685,005	R$ 3,639,239	R$ 2,364,119
Other fees and commissions		1,693,488	1,040,066	1,232,174
Total		R$ 4,378,493	R$ 4,679,306	R$ 3,596,293

[1]	Composed, mainly, by credit cards.